Nature of the Business, Basis of Presentation, And Going Concern - Additional Information (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Accumulated deficit	$ (407,878)	$ (305,084)
Cash And Cash Equivalents	$ 64,322	$ 171,089
Legacy Berkshire Grey Inc [Member] | Class A Common Stock [Member] | Merger Agreement [Member] | Reverse Recapitalization [Member]
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Preferred Stock Exchange Ratio	5.87585